Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [line items]
Auditor's remuneration for audit service	¥ 111	¥ 108	¥ 107
United States [member] | Attestation under s404 of Sarbanes-Oxley Act 2002 [member]
Disclosure of other operating expenses [line items]
Auditor's remuneration for audit service	¥ 22	¥ 22	¥ 22